[COHEN & STEERS LETTERHEAD]

May 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Institutional Global Realty Shares, Inc.
Securities Act File No. 333-134172; Investment Company Act File No. 811-21902

Ladies and Gentlemen:

On behalf of Cohen & Steers Institutional Global Realty Shares, Inc. (the “Fund”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Fund’s Prospectus, dated May 1, 2011, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 4, 2011.

Any questions or comments on this filing should be directed to the undersigned at 212-796-9373.

Very truly yours,

/s/ Erik Barrios

Erik Barrios